Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 03, 2020
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001576367
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 03, 2020
Prospectus Date	rr_ProspectusDate	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ABR 75/25 VOLATILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ABR 75/25 Volatility Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover rate is not provided because, as of the date of this Prospectus, the Fund had not yet completed its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Employing a proprietary investment model, the Fund’s adviser, ABR Dynamic Funds, LLC (the “Adviser”), invests the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provide (i) long exposure to CBOE Volatility Index (“VIX Index”) futures and exchange-traded products (“ETPs”); (ii) short exposure to VIX Index futures and ETPs; (iii) long exposure to S&P 500 Index futures and ETPs; (iv) long exposure to long-term U.S. Treasury securities; and (v) cash. For purposes of this policy, ETPs include exchange-traded funds and exchange-traded notes.

The Adviser will, under normal market conditions, manage the Fund’s assets so that seventy-five percent (75%) of its net assets are managed in accordance with the Adviser’s proprietary “long” volatility strategy, and the remaining twenty-five percent (25%) of its net assets are managed in accordance with the Adviser’s proprietary “short” volatility strategy. The actual exposure of the Fund’s assets to these two strategies may deviate from these targets based on market conditions. In addition, the Adviser may implement adjustments to the 75/25 blend under various market conditions with the goal of enhancing returns or mitigating risk.

VIX Index:

The VIX Index measures the expected volatility of the S&P 500 Index. When the Fund has long exposure to a security or derivative instrument, the Fund owns the security and it will profit if the price of the security increases. When the Fund has short exposure to VIX Index futures or ETPs, it has taken an opposing position to the movement of equity volatility in the market, and it gains when the prices of VIX Index futures or ETPs fall while incurring losses when the prices of VIX Index futures or ETPs rise. Longs and shorts may be directly related to one another or independent from each other. The Fund’s holdings are rebalanced daily among long/short exposure to VIX Index futures and ETPs; long exposure to S&P 500 Index futures and ETPs; long exposure to long-term U.S. Treasuries, and cash, as determined by the Adviser.

S&P 500 Index:

The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies.

Long and Short Volatility Strategies

Long Volatility: In low to medium volatility environments, the long volatility model typically targets a larger long exposure to S&P 500 Index futures and ETPs and a lesser long exposure to VIX Index futures and ETPs. In medium to high volatility environments, the model typically targets a lesser long exposure to S&P 500 Index futures and ETPs and a larger long exposure to VIX Index futures and ETPs.

Short Volatility: In low volatility environments, the short volatility model typically targets a larger long exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and ETPs. In medium volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and ETPs. In high volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and short exposure to VIX Index futures and ETPs, with a larger exposure to cash.

The Adviser may consider other factors when implementing its long and short volatility strategies, such as changes to the time period over which the investment model is run, changes to the relative weightings of model exposures, and changes to the choice and weighting of the instruments used to gain such exposures.

75% Long Volatility Strategy plus 25% Short Volatility Strategy

The Adviser’s approach to managing the Fund involves creating a 75/25 blend of Long and Short Volatility Strategies, based on the Fund’s net assets, in order to seek to generate favorable long-term risk-adjusted returns, in part, by profiting from price changes involving instruments that track volatility levels. Depending on the level of volatility in the market environment, the 75/25 approach will emphasize different portfolio constituents in differing amounts or levels. For example, in low volatility environments, the Adviser’s approach typically creates a larger long exposure to S&P 500 Index futures and ETPs and larger long exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and ETPs. In medium volatility environments, the Adviser’s approach typically creates a lesser long exposure to S&P 500 Index futures and ETPs and lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and ETPs. In high volatility environments, the approach typically creates a lesser long exposure to S&P 500 Index futures and ETPs and lesser long exposure to long-term U.S. Treasuries and a larger long exposure to VIX futures and ETPs, with a larger exposure to cash.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund’s principal investment strategies and principal risks is contained in the Fund’s Statement of Additional Information (the “SAI”). The following principal risks could affect the value of your investment:

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value.

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries or U.S. Treasury futures could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

Market Events Risk. Geopolitical events, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Leverage Risk. Certain derivative transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund’s Adviser may not be successful in implementing the Fund’s investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty, including derivative instruments and transactions. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in ETFs typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index).

Active Management Risk. The Fund is actively managed, and is subject to the risk that the Adviser’s investment strategies are unable to perform as desired. In particular, the Adviser may not correctly anticipate or predict the impact of market conditions on its investment strategy, and might not accurately measure the level of market volatility as measured by the VIX Index. In addition, the instruments selected by the Adviser for the Fund’s portfolio might not produce the results anticipated by the model. Investors should also understand that the Fund is not an index fund and the Fund’s holdings may deviate from the model, possibly significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
ABR 75/25 VOLATILITY FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VOLSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	2.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
One Year	rr_ExpenseExampleYear01	$ 178
Three Years	rr_ExpenseExampleYear03	$ 711
ABR 75/25 VOLATILITY FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VOLJX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	2.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
One Year	rr_ExpenseExampleYear01	$ 203
Three Years	rr_ExpenseExampleYear03	$ 851

[1]	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	ABR Dynamic Funds, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.75% and 2.00%, respectively, through at least November 30, 2021 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.